Note 13 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Transfers into Level 3 of fair value hierarchy, assets	$ 0	$ 0